Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Overseas Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 4.8%
Ansell Ltd.	421,543	8,327,700
Northern Star Resources Ltd.	2,264,690	16,581,493
Paladin Energy Ltd.(a)	7,570,476	4,193,271
Santos Ltd.	2,942,449	14,677,359
Total		43,779,823
Austria 0.5%
Kontron AG	293,464	4,729,682
Brazil 0.5%
JBS SA	1,017,437	4,321,218
Canada 5.4%
Alimentation Couche-Tard, Inc.	364,009	16,582,888
Cameco Corp.	464,379	11,321,560
Pan American Silver Corp.	159,948	2,621,548
Vermilion Energy, Inc.	88,475	1,750,036
West Fraser Timber Co., Ltd.	57,961	4,533,811
Whitecap Resources, Inc.	1,580,116	12,604,278
Total		49,414,121
China 0.5%
Li Ning Co., Ltd.	517,500	4,158,887
Denmark 2.1%
Novo Nordisk A/S, Class B	153,486	19,252,997
Finland 1.9%
UPM-Kymmene OYJ	469,254	17,226,966
France 4.5%
DBV Technologies SA, ADR(a)	180,869	244,173
Eiffage SA	184,062	18,123,466
Sanofi	95,026	8,583,633
TotalEnergies SE	190,691	11,918,206
Worldline SA(a)	54,993	2,605,086
Total		41,474,564
Germany 3.8%
Aroundtown SA	1,379,306	3,343,400
Covestro AG	110,915	4,457,477
Duerr AG	187,203	6,359,168
E.ON SE	1,168,344	11,201,559
Common Stocks (continued)
Issuer	Shares	Value ($)
KION Group AG	145,494	4,161,953
TeamViewer AG(a)	408,709	5,324,198
Total		34,847,755
Hong Kong 0.5%
WH Group Ltd.	7,395,402	4,333,087
Ireland 1.9%
Amarin Corp. PLC, ADR(a)	122,343	140,695
Flutter Entertainment PLC(a)	117,790	17,694,847
Total		17,835,542
Israel 3.1%
Bank Hapoalim BM	1,082,572	10,525,496
Check Point Software Technologies Ltd.(a)	136,492	18,130,232
Total		28,655,728
Japan 19.7%
Amano Corp.	341,600	6,201,130
BayCurrent Consulting, Inc.	514,800	17,109,353
COMSYS Holdings Corp.	384,500	6,931,144
Denso Corp.	160,600	8,861,981
Invincible Investment Corp.	21,169	7,362,287
ITOCHU Corp.	618,100	19,412,718
JustSystems Corp.	119,800	2,932,108
Kinden Corp.	364,000	3,910,446
MatsukiyoCocokara & Co.	372,300	15,554,309
Meitec Corp.	226,000	4,218,289
Mitsubishi UFJ Financial Group, Inc.	1,221,600	6,662,050
Nihon M&A Center Holdings, Inc.	629,100	8,612,803
Nippon Telegraph & Telephone Corp.	178,900	4,960,720
ORIX Corp.	758,600	12,290,963
Round One Corp.	2,000,500	8,960,325
Ship Healthcare Holdings, Inc.	559,700	11,364,831
Takeda Pharmaceutical Co., Ltd.	715,877	21,049,097
Takuma Co., Ltd.	401,400	3,751,445
Uchida Yoko Co., Ltd.	113,000	3,831,629
USS Co., Ltd.	201,700	3,389,911
ValueCommerce Co., Ltd.	149,300	2,305,842
Total		179,673,381
2	Columbia Overseas Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 10.0%
ABN AMRO Bank NV	725,704	9,358,622
Adyen NV(a)	3,467	5,461,630
ASR Nederland NV	226,271	10,356,136
ING Groep NV	1,047,015	12,696,968
Koninklijke Ahold Delhaize NV	503,778	14,681,155
Prosus NV(a)	183,109	11,982,429
Shell PLC	780,648	22,846,282
Signify NV	126,206	4,310,520
Total		91,693,742
Norway 1.4%
SalMar ASA	147,134	5,186,372
Yara International ASA	157,926	7,293,414
Total		12,479,786
Russian Federation —%
Lukoil PJSC(b),(c),(d)	33,398	—
Singapore 2.7%
BW LPG Ltd.	325,593	2,903,316
DBS Group Holdings Ltd.	293,200	7,646,290
Venture Corp., Ltd.	1,068,800	13,722,643
Total		24,272,249
South Africa 0.5%
Impala Platinum Holdings Ltd.	395,598	4,807,933
South Korea 2.4%
Hyundai Home Shopping Network Corp.	71,727	2,720,476
Samsung Electronics Co., Ltd.	238,297	11,449,921
Youngone Corp.	220,302	8,027,151
Total		22,197,548
Spain 0.7%
ACS Actividades de Construccion y Servicios SA	239,276	6,791,232
Sweden 1.1%
Samhallsbyggnadsbolaget i Norden AB	4,175,700	7,639,120
Stillfront Group AB(a)	1,333,499	2,082,533
Total		9,721,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 6.2%
Landis+Gyr Group AG(a)	119,531	8,346,598
Nestlé SA, Registered Shares	85,473	10,173,305
Novartis AG, Registered Shares	72,983	6,492,170
Roche Holding AG, Genusschein Shares	37,438	12,228,145
UBS AG	1,034,009	19,080,247
Total		56,320,465
Taiwan 3.4%
Fubon Financial Holding Co., Ltd.	7,962,425	15,815,131
Parade Technologies Ltd.	438,000	11,494,938
Tripod Technology Corp.	1,079,000	3,406,338
Total		30,716,407
United Kingdom 13.9%
AstraZeneca PLC, ADR	460,844	31,323,567
British American Tobacco PLC	499,941	20,498,581
Crest Nicholson Holdings PLC	1,020,621	2,825,008
DCC PLC	198,949	10,594,510
Intermediate Capital Group PLC	272,615	3,978,598
JD Sports Fashion PLC	6,861,560	10,575,856
John Wood Group PLC(a)	1,091,180	1,720,209
Just Group PLC	3,764,456	3,391,368
Liberty Global PLC, Class C(a)	760,003	15,716,862
TP Icap Group PLC	4,757,197	10,033,820
Vodafone Group PLC	14,276,354	15,813,394
Total		126,471,773
United States 6.1%
ACADIA Pharmaceuticals, Inc.(a)	29,003	451,867
Broadcom, Inc.	14,719	8,110,610
Burford Capital Ltd.	831,995	7,662,674
Insmed, Inc.(a)	100,896	1,865,567
Jazz Pharmaceuticals PLC(a)	80,813	12,680,368
Livent Corp.(a)	304,484	8,522,507
Primo Water Corp.	930,419	14,561,057
Quotient Ltd.(a)	9,439	7,174
Sage Therapeutics, Inc.(a)	34,952	1,434,430
Total		55,296,254
Total Common Stocks (Cost $910,558,024)		890,472,793

Columbia Overseas Core Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2022 (Unaudited)
Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
United States 0.9%
iShares MSCI EAFE ETF	122,599	8,228,845
Total Exchange-Traded Equity Funds (Cost $8,094,820)		8,228,845

Options Purchased Calls 0.0%
Value ($)
(Cost $442,213)	117,735
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(e),(f)	2,663,218	2,662,153
Total Money Market Funds (Cost $2,662,143)		2,662,153
Total Investments in Securities (Cost $921,757,200)		901,481,526
Other Assets & Liabilities, Net		11,119,278
Net Assets		$912,600,804

At November 30, 2022, securities and/or cash totaling $1,842,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,032,000 AUD	8,857,268 USD	Morgan Stanley	12/07/2022	9,669	—
2,728,000 AUD	1,757,042 USD	Morgan Stanley	12/07/2022	—	(95,034)
66,489,000 CAD	47,952,307 USD	Morgan Stanley	12/07/2022	—	(1,481,283)
8,980,000 CHF	9,495,411 USD	Morgan Stanley	12/07/2022	—	(1,733)
25,176,000 DKK	3,529,543 USD	Morgan Stanley	12/07/2022	5,304	—
43,254,000 EUR	45,025,035 USD	Morgan Stanley	12/07/2022	—	(6,344)
2,979,000 GBP	3,590,655 USD	Morgan Stanley	12/07/2022	—	(540)
2,645,186,000 JPY	18,020,586 USD	Morgan Stanley	12/07/2022	—	(1,149,087)
23,527,969,000 KRW	16,332,697 USD	Morgan Stanley	12/07/2022	—	(1,540,795)
16,746,000 NOK	1,702,229 USD	Morgan Stanley	12/07/2022	1,419	—
36,391,000 NOK	3,510,307 USD	Morgan Stanley	12/07/2022	—	(185,750)
65,217,000 SEK	6,228,156 USD	Morgan Stanley	12/07/2022	15,488	—
14,836,000 SGD	10,902,787 USD	Morgan Stanley	12/07/2022	—	(251)
523,512,000 TWD	16,409,388 USD	Morgan Stanley	12/07/2022	—	(569,661)
9,763,465 USD	15,760,000 AUD	Morgan Stanley	12/07/2022	936,209	—
49,490,867 USD	66,489,000 CAD	Morgan Stanley	12/07/2022	—	(57,276)
8,970,015 USD	8,980,000 CHF	Morgan Stanley	12/07/2022	527,129	—
3,277,871 USD	25,176,000 DKK	Morgan Stanley	12/07/2022	246,368	—
42,049,915 USD	43,254,000 EUR	Morgan Stanley	12/07/2022	2,981,464	—
3,344,587 USD	2,979,000 GBP	Morgan Stanley	12/07/2022	246,607	—
19,014,464 USD	2,645,186,000 JPY	Morgan Stanley	12/07/2022	155,210	—
5,007,728 USD	53,137,000 NOK	Morgan Stanley	12/07/2022	389,139	—
13,029,011 USD	23,534,000 NZD	Morgan Stanley	12/07/2022	1,802,155	—
5,790,425 USD	65,217,000 SEK	Morgan Stanley	12/07/2022	422,243	—
10,575,991 USD	14,836,000 SGD	Morgan Stanley	12/07/2022	327,047	—
52,050,000 CAD	38,772,971 USD	Morgan Stanley	01/18/2023	48,029	—
1,988,866,000 JPY	14,494,335 USD	Morgan Stanley	01/18/2023	—	(3,012)
61,982,000 NOK	6,310,796 USD	Morgan Stanley	01/18/2023	5,735	—
9,090,677 USD	13,350,000 AUD	Morgan Stanley	01/18/2023	—	(10,305)
7,211,225 USD	6,782,000 CHF	Morgan Stanley	01/18/2023	1,306	—
6,305,635 USD	44,807,000 DKK	Morgan Stanley	01/18/2023	—	(9,684)
43,172,044 USD	41,327,000 EUR	Morgan Stanley	01/18/2023	5,331	—
12,625,818 USD	10,459,000 GBP	Morgan Stanley	01/18/2023	1,301	—
19,848,204 USD	207,164,000 SEK	Morgan Stanley	01/18/2023	—	(51,640)
10,823,711 USD	14,722,000 SGD	Morgan Stanley	01/18/2023	—	(1,297)
Total				8,127,153	(5,163,692)

4	Columbia Overseas Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2022 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	5,838,546	2,837	30.00	12/21/2022	442,213	117,735
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	3,955,509	256,226,304	(257,519,665)	5	2,662,153	(1,610)	88,304	2,663,218
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Core Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT297_02_N01_(01/23)